Acquisitions (Details 3) - USD ($)		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Consideration Paid:
Common stock		$ 18,200,000
Assets acquired:
Goodwill		$ 2,213,000	$ 2,213,000
Browning Production & Entertainment [Member]
Consideration Paid:
Common stock	$ 119,000
Cash	20,000
Non-controlling interest	134,000
Consideration paid	273,000
Assets acquired:
Cash
Accounts receivable	43,000
Other assets	23,000
Equipment	2,000
Goodwill	622,000
Liabilities assumed:
Accounts payable	(42,000)
Deferred revenue	(72,000)
Loans and advances	(303,000)
Net Assets Acquired	$ 273,000